Taxation, Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Liabilities Related to Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, excluding interest and penalties, at January 1,	$ 4.8	$ 0.0	$ 0.0
Additions as a result of Paragon acquisition	0.0	4.8	0.0
Additions for tax positions of prior year	1.3	0.0	0.0
Reduction for tax positions of prior years	(0.8)	0.0	0.0
Unrecognized tax benefits, excluding interest and penalties, at December 31,	5.3	4.8	0.0
Interest and penalties	3.7	3.4	0.0
Unrecognized tax benefits, including interest and penalties, at December 31,	9.0	8.2	0.0
Unrecognized tax benefits, interest and penalties	0.3	0.5	$ 0.0
Reduction in income tax provision	$ (9.0)	$ (8.2)